Share-Based Payments - Total Costs Related to Employee Share-Based Payments (Details) - ZAR (R)				12 Months Ended
	Sep. 20, 2021	Sep. 18, 2020	Sep. 18, 2019	Jun. 30, 2022	Jun. 30, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total employee share-based payments				R 200,000,000	R 156,000,000
2006 share plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total employee share-based payments				0	26,000,000
Sisonke ESOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total employee share-based payments				109,000,000	R 61,000,000
Spot share price (in SA rand per share)					R 28.29
Management DSP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total employee share-based payments				R 91,000,000	R 69,000,000
Spot share price (in SA rand per share)		R 74.90
Management DSP | Floor
Disclosure of terms and conditions of share-based payment arrangement [line items]
Spot share price (in SA rand per share)	R 45.58		R 45.89
Management DSP | Floor | September 20, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility, share options granted	59.59%
Expected dividend, share options granted	2.02%
Spot Price on Grant Date	R 54.06
Risk free interest rate, share options granted	5.71%
Management DSP | Cap
Disclosure of terms and conditions of share-based payment arrangement [line items]
Spot share price (in SA rand per share)	R 57.93		R 56.87
Management DSP | Cap | September 20, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility, share options granted	62.51%
Expected dividend, share options granted	3.41%
Spot Price on Grant Date	R 62.43
Risk free interest rate, share options granted	6.93%
Management DSP | Over five years [Member] | September 20, 2021 | DS
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)	5 years
Management DSP | Over three years [Member] | September 20, 2021 | DS
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)	3 years